CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 94,818	$ 118,661
Restricted bank deposits	224	224
Long-term restricted bank deposits	2,839	2,844
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$ 97,881	$ 121,729	$ 130,739	$ 17,598